Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Liabilities [Abstract]
Long-term borrowings	¥ 7,195,408	¥ 8,129,559
Transferred to SPEs [Member]
Trading assets
Equities	6,000	22,000
Debt securities	20,000	24,000
CMBS and RMBS	7,000	20,000
Loans	3,000
Total	36,000	66,000
Liabilities [Abstract]
Long-term borrowings	¥ 36,000	¥ 127,000